Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 01, 2025
First Trust Capital Strength Hedged Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Trust Capital Strength Hedged Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Capital Strength® Hedged Equity Portfolio (the "Fund") seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity or variable life insurance contracts offered by a Participating Insurance Company (each a “Contract”). If such fees were included, the Total Annual Fund Operating Expenses would be higher. More information about eligibility requirements for Class I shares is available from your Participating Insurance Company.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs . These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s annual operating expenses (before any fee waiver or expense reimbursement) remain at current levels for the time periods indicated. Additionally, the example assumes that the Fund’s investment advisor’s agreement to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the operating expenses of the Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets will be terminated following May 1, 2026. The example does not take into account Contract level fees. If such fees were included, the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost whether you redeem or hold all of your shares, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will pursue its investment objective by investing primarily in the securities that comprise The Capital StrengthTM Index (the “Index”) and by utilizing an “option strategy” consisting of purchasing and writing (selling) U.S. exchange-traded put and call options on the S&P 500® Index or exchange-traded funds that track the S&P 500® Index ("Underlying ETFs"). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and/or investments that provide exposure to equity securities. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). Equity Strategy The securities held by the Fund are selected by the portfolio managers from the common stocks and equity securities of real estate investment trusts ("REITs") in the Index. The Index is designed to provide exposure to well-capitalized companies with strong market positions. The Index screens companies for strong balance sheets, a high degree of liquidity, the ability to generate earnings growth, and a record of financial strength and profit growth. The Index is composed of 50 securities selected objectively based on cash on hand, debt ratios and volatility, among other factors. The constituents and individual security weighting of the equity portfolio will be actively managed by the portfolio managers in order to seek to achieve the Fund’s investment objective and strategy. The Fund may invest in securities of any market capitalization. As of March 31, 2025, the equity portfolio had an expected market capitalization range between $18 billion and $536 billion. Hedged Put/Spread Collar Strategy The Fund will also employ an option overlay strategy in which the Fund systematically purchases and sells exchange-traded options that seek to lower volatility over a full market cycle. The Fund purchases and sells exchange-traded put options and sells exchange-traded call options to provide an option overlay strategy known as a “put/spread collar” strategy. The exchange-traded options are either on the S&P 500® Index or on Underlying ETFs. The put/spread collar strategy seeks to provide investors with a level of downside protection from the put options while still allowing for a portion of upside participation in the returns of the S&P 500® Index based on the call options. When the Fund sells a call option, the Fund has the obligation to sell the reference asset at a specified price (the “strike price”) if the buyer exercises the call option within a specified time period. When the Fund purchases a put option, the Fund has the right (but not the obligation) to sell the reference asset at the strike price within a specified time period. When the Fund sells a put option, the Fund has the obligation to buy the reference asset at the strike price if the buyer exercises the option within a specified time period. The Fund creates a put/spread collar by buying a put option on the S&P 500® Index or on Underlying ETFs at a higher strike price and selling a put option on the S&P 500® Index or on Underlying ETFs at a relatively lower strike price, which results in a put option spread. The put option spread is meant to hedge against a portion of any market decline. If the market decreases, the Fund’s returns may decrease less than the market because the Sub-Advisor will sell or exercise the put options. Simultaneously, the Fund sells a call option on the S&P 500® Index or on Underlying ETFs at the highest strike price possible to cover the premium needed to offset the purchased put option spread. The put option spread provides the Fund with protection from a decrease in the S&P 500® Index or Underlying ETFs, whereas the sold call option creates the “collar” because the Fund gives up the opportunity to benefit from potential increases in the value of the S&P 500® Index or Underlying ETFs above the exercise prices of such options. The value of the Fund’s put options is expected to increase in proportion to the decrease in value of the reference asset, but the amount by which the Fund’s options increase or decrease in value depends on how far the market has moved from the time the options positions were entered into and the relative strike prices of the purchased and sold put options. This put/spread collar seeks to protect the Fund against a decline in value, which tends to be less expensive than a strategy of only purchasing put options. The premiums received from selling call options can help offset the cost of the put option spread. Any savings generated between the premiums received from selling call options and the premiums of the put options are passed on to shareholders. This strategy, however, provides investors less downside risk when there is only a small decline in the price of the reference asset. This is because the protection offered by the collar is limited to the difference between the strike prices of the purchased put option and the sold put option. The options overlay strategy will reset on a quarterly basis. As of March 31, 2025, the Fund had significant investments in financial companies and industrials companies, although this may change from time to time. Over time, the Fund may have significant investments in investment sectors that it may not have had as of March 31, 2025. To the extent the Fund invests a significant portion of its assets in a given investment sector, the Fund may be exposed to the risks associated with that investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2025, the Fund had significant investments in financial companies and industrials companies, although this may change from time to time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of a broad-based market index.The Fund’s performance information is accessible on the Fund’s website at http://www.ftportfolios.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ftportfolios.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	First Trust Capital Strength® Hedged Equity Portfolio—Class I Shares<br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the chart above:ReturnPeriod EndedBest Quarter7.25%September 30, 2024Worst Quarter-3.36%December 31, 2024
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
First Trust Capital Strength Hedged Equity Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
First Trust Capital Strength Hedged Equity Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
First Trust Capital Strength Hedged Equity Portfolio | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
First Trust Capital Strength Hedged Equity Portfolio | Current Market Conditions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.
First Trust Capital Strength Hedged Equity Portfolio | Cyber Security Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
First Trust Capital Strength Hedged Equity Portfolio | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	DERIVATIVES RISK. The Fund will use derivatives to employ its hedging strategy to reduce risk and volatility to overall market exposure. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include or may include: (i) the risk that the value of the underlying assets may go up or down; (ii) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (iii) the risk of mispricing or improper valuation of a derivative; (iv) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset; (v) the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value; (vi) the risk of loss caused by the unenforceability of a party’s obligations under the derivative; and (vii) the risk that a disruption in the financial markets will cause difficulties for all market participants. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.
First Trust Capital Strength Hedged Equity Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK. The value of the Fund's shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
First Trust Capital Strength Hedged Equity Portfolio | Financial Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	FINANCIAL COMPANIES RISK. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), competition from new entrants and blurred distinctions in their fields of business.
First Trust Capital Strength Hedged Equity Portfolio | Industrials Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Examples of industrials companies include companies involved in the production of electrical equipment and components, industrial products, manufactured housing and telecommunications equipment, as well as defense and aerospace companies. General risks of industrials companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.
First Trust Capital Strength Hedged Equity Portfolio | Inflation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. The current environment of elevated inflation may cause the present value of the Fund’s assets and distributions to decline.
First Trust Capital Strength Hedged Equity Portfolio | Large Capitalization Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.
First Trust Capital Strength Hedged Equity Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LIQUIDITY RISK. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
First Trust Capital Strength Hedged Equity Portfolio | Low Volatility Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	LOW VOLATILITY RISK. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices when market volatility is high. Low volatility stocks also may not protect against market declines.
First Trust Capital Strength Hedged Equity Portfolio | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
First Trust Capital Strength Hedged Equity Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MARKET RISK. Market risk is the risk that a particular investment, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.
First Trust Capital Strength Hedged Equity Portfolio | Risk Nondiversified [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
First Trust Capital Strength Hedged Equity Portfolio | Operational Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund's investment advisor and sub-advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
First Trust Capital Strength Hedged Equity Portfolio | Options Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund's portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.
First Trust Capital Strength Hedged Equity Portfolio | Portfolio Turnover Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.
First Trust Capital Strength Hedged Equity Portfolio | REIT Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.
First Trust Capital Strength Hedged Equity Portfolio | Significant Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a significant percentage of its assets in a single asset class or industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
First Trust Capital Strength Hedged Equity Portfolio | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
First Trust Capital Strength Hedged Equity Portfolio | I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.30%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.05%	[1]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[ctag:span_t-indent1-rule3]	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 127
3 Years	rr_ExpenseExampleNoRedemptionYear03	824
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,544
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,455
2024	rr_AnnualReturn2024	2.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
1 Year	rr_AverageAnnualReturnYear01	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2023
First Trust Capital Strength Hedged Equity Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	23.39%

[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund’s investment advisor, the Fund's investment advisor has agreed to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the total net annual fund expenses of the Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets at least through May 1, 2026 (the “Expense Cap”). Expenses borne by the Fund’s investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was initially waived or reimbursed, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) exceeding (after the amount of reimbursement is taken into account) the lesser of (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived or expenses were reimbursed, or (iii) the current expense limitation. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund’s investment advisor only after May 1, 2026 upon 60 days’ written notice.